Warrant liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Line Items]
Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,
	2020
Risk-free rate of return (%)	3.34%
Volatility	46.85%
Expected dividend yield	0.0%
Expected term	3.6	years
Fair value of the underlying ordinary shares	RMB31.34

Schedule of changes in warrant liability measured at fair value using unobservable inputs

			Change in
			fair value
	January 1,		included	Foreign exchange		December 31,
	2020	Addition	in losses	translation	Settlement	2020
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	40,635	—	39,635	—	—	80,270

			Change in
			fair value
	January 1,		included	Foreign exchange	Settlement	December 31,
	2021	Addition	in losses	translation	(See Note 19)	2021
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	80,270	—	111,299	—	(191,569)	—

Schedule of movement of ECARX warrants

			Change in fair
	January 1,		value included	Foreign exchange		December
	2022	Addition	in losses	translation	Settlement	31, 2022
	RMB	RMB	RMB	RMB	RMB	RMB
Liabilities
ECARX Public Warrants	—	8,277	1,991	78	—	10,346
ECARX Private Warrants	—	4,895	1,254	49	—	6,198
Total	—	13,172	3,245	127	—	16,544

ECARX Private Warrants
Class of Warrant or Right [Line Items]
Schedule of warrants are remeasured utilizing key assumptions

	As of December 31,
	2022
Risk-free rate of return (%)	3.99%
Volatility	6.99%
Expected dividend yield	0.0%
Expected term	5.0	years
Fair value of the underlying ordinary shares	US$7.99 (equivalent to RMB55.11)